NOTES RECEIVABLE, NET - THIRD PARTIES - (Schedule of Movement of Allowance for notes receivable) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
NOTES RECEIVABLE, NET-THIRD PARTIES
At beginning of year	¥ 1,040	¥ 182	¥ 0
Addition	0	858	0
Reversal	(1,040)	0	(41)
At end of year	0	1,040	182
Impact of adopting ASC Topic 326
NOTES RECEIVABLE, NET-THIRD PARTIES
At beginning of year	0	223
At end of year	¥ 0	¥ 0	¥ 223